Document and Entity Information	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of LeonaBio, Inc. (f/k/a Athira Pharma, Inc.) (the “Company”), filed on December 18, 2025, as amended by Amendment No. 1 (the “Original Report”). In connection with the review of certain registration statements on Form S-3 filed by the Company with the Securities and Exchange Commission (the “SEC”), the staff (the “Staff”) of the SEC communicated to the Company that it believes the Sermonix Transaction (as defined below) constituted the acquisition of a business within the meaning of Rule 11-01(d) of Regulation S-X. The Company has obtained from the SEC, pursuant to its authority under Rule 3-13 under Regulation S-X, a waiver from the requirements of Rule 8-04 and Article 11 of Regulation S-X to provide any financial statements of Sermonix related to the Sermonix Transaction, subject to the filing of this Amendment. As a result, the Company will not provide such financial statements and information under Item 9.01(a) and (b) of Form 8-K. The Original Report is being amended to (1) report the Sermonix Transaction under Item 2.01 of Form 8-K, (2) include additional information required by the Staff as a condition of the grant of the waiver, (3) add a copy of the Sermonix License as Exhibit 2.1, (4) update references to the registrant from Athira Pharma, Inc. (or Athira) to LeonaBio, Inc. (or LeonaBio) and (5) make minor conforming updates. Except for the modifications described herein, statements in the Original Report are made as of December 18, 2025 and should not be interpreted as having been made or affirmed as of this date. To the extent that any statement that the Company makes in the Amendment is inconsistent with statements made in the Original Report, the statements made in the Amendment will be deemed to modify or supersede those made in the Original Report. Terms that are not defined herein shall have the meaning set forth in the Original Report.
Document Period End Date	Dec. 18, 2025
Entity Registrant Name	LeonaBio, Inc.
Entity Central Index Key	0001620463
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39503
Entity Tax Identification Number	45-3368487
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	425
Local Phone Number	620-8501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LONA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false